Note 1 - Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information (Details)	12 Months Ended
Dec. 31, 2017
Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information
Name of reporting entity or other means of identification	Banco Bilbao Vizcaya Argentaria, S.A.
Legal Form Of Entity	private-law entity
Country of incorporation	Spain
Domicile Of Entity	Plaza San Nicolás, 4 Bilbao
Address of entity's registered office	Plaza San Nicolás, 4 Bilbao
Name of ultimate parent of group	Banco Bilbao Vizcaya Argentaria Group
Number of Consolidated Entities	331 consolidated entities
Number Of Entities Accounted For Using The Equity Method	76 entities accounted for using the equity method
Statement of IFRS compliance [text block]

The BBVA Group’s Consolidated Financial Statements are presented in compliance with IFRS-IASB (International Financial Reporting Standards as issued by the International Accounting Standards Board) and in accordance with the International Financial Reporting Standards endorsed by the European Union (hereinafter, “EU-IFRS”) applicable as of December 31, 2017, considering the Bank of Spain Circular 4/2004, of December, 22 (and as amended thereafter), and with any other legislation governing financial reporting applicable to the Group in Spain.

Description of fact that amounts presented in financial statements are not entirely comparable	During 2017, there were no significant changes to the existing structure of the BBVA Group’s operating segments in comparison to 2016 (Note 6). Certain prior year balances have been reclassified to conform to current period presentation.